Inventory	12 Months Ended
Dec. 31, 2022
Inventory Abstract
Inventory

9.	Inventory

	2022	2021
	€’000	€’000
Raw materials	5,785	3,685
Work in progress	16,551	-
	22,336	3,685

Inventories of €17.6 million were consumed during the years ended December 31, 2022 (2021: €nil ). During 2022, we incurred €0.5 million (2021: €nil ) of production, conversion and other costs incurred in bringing the inventory to its present condition. These costs have been included in ‘administration costs’.

The cost of scraped materials through the normal production cycle amounted to €0.4 million (2021: €nil 0). These items were recognised as an expense during 2022, in ‘cost of sales’.